Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Inventories
Raw materials and parts	$ 930,651	$ 182,455
Finished goods	89,449	67,389
Total inventories	$ 1,020,100	$ 249,844